Pension and Other Postretirement Benefits - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Maximum contribution of employer	3.50%
Deferment of annual cash compensation	100.00%
Matching contribution of employer	3.50%
Deferred compensation payments on retirement	Upon retirement, payments of compensation deferred, plus interest, are made in equal monthly installments over 10, 15, or 20 years, as elected by the participant
Additional Deferred Compensation Payment Options, period of payment, years	5 years
Deferred compensation, percentage of multiple interest rate	150.00%
Increments of changes to the discount rate, basis points	0.25%	0.75%
Future estimated funding amount	$ 47
Qualified Retirement Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Future estimated funding amount	$ 44
Maximum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	6.50%
Minimum [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans [Line Items]
Per capita cost of covered health care benefits medical rate trend assumption	4.50%